Cover	12 Months Ended
Jul. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jul. 31, 2021
Current Fiscal Year End Date	--07-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40066
Entity Registrant Name	Ferguson plc
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1020 Eskdale Road
Entity Address, Address Line Two	Winnersh Triangle
Entity Address, City or Town	Wokingham
Entity Address, Postal Zip Code	RG41 5TS
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares of 10 pence
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	222,308,366
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001832433
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1020 Eskdale Road
Entity Address, Address Line Two	Winnersh Triangle
Entity Address, City or Town	Wokingham
Entity Address, Postal Zip Code	RG41 5TS
Entity Address, Country	GB
Contact Personnel Name	Kevin Murphy
City Area Code	118
Local Phone Number	927 3800
Contact Personnel Email Address	investor@fergusonplc.com